Long-Term Debt - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 0
2023	875
2024	2,131
2025	2,174
2026	2,218
Thereafter	3,602
Total maturities of long-term debt	11,000
Less: Current portion of long-term debt	0				$ (1,770)
Total long-term debt, net of current portion	$ 11,000	$ 11,000	$ 18,028	$ 18,502	$ 18,971